Reconciliation of Activity for Assets Measured at Fair Value based on Significant Unobservable (Non-market) Information (Detail) - Bank-Issued Trust Preferred Securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Balance of recurring Level 3 assets at January 1	$ 2,557	$ 2,801	$ 2,798
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Unrealized income (loss) included in comprehensive income	(316)	(244)	3
Balance of recurring Level 3 assets at December 31	$ 2,241	$ 2,557	$ 2,801